Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

We sponsor two union pension plans that cover certain union employees (“USW plan” and “IUOE plan,” collectively, the "Union plans") and a pension plan for all non-union employees (“Salaried plan”), a postretirement benefit plan for certain employees and a defined contribution plan.

The annual measurement date of these plans is December 31. The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years ended December 31, 2011 and 2012 (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$71,946	$113,914	$18,910	$23,786
Service cost	9,628	12,222	430	396
Interest cost	4,343	4,862	999	821
Plan participants’ contributions	—	—	185	221
Actuarial loss	30,561	15,975	3,950	4,751
Benefits paid	(2,368)	(4,270)	(688)	(760)
Plan amendment	—	—	—	(16,020)
Settlement	(196)	—	—	—
Benefit obligation at end of year	113,914	142,703	23,786	13,195
Change in plan assets:
Fair value of plan assets at beginning of year	61,418	70,052	—	—
Employer contributions	9,389	13,336	503	539
Plan participants’ contributions	—	—	185	221
Actual return on plan assets	1,809	7,988	—	—
Benefits paid	(2,368)	(4,270)	(688)	(760)
Settlement	(196)	—	—	—
Fair value of plan assets at end of year	70,052	87,106	—	—
Funded status at end of year	$(43,862)	$(55,597)	$(23,786)	$(13,195)
Accumulated benefit obligation	$79,659	$101,233

The amounts included in pension benefits in the previous table combine the Union plans with the Salaried plan. At December 31, 2012, the fair value of each of the pension plans' assets was less than the fair values of the respective accumulated benefit obligations.

The 2011 and 2012 actuarial losses of $30.6 million and $16.0 million, respectively, for our pension plans is due primarily to the impact of decreases in the discount rate used to calculate the benefit obligation.

Our postretirement benefits provided coverage to participants age 65 and older that was secondary to Medicare Part A, Part B and Part D. The cost to plan participants for the age-65-and-older component of this coverage was higher than similar medical insurance coverage available in the marketplace. Therefore, in June 2012, we amended our other postretirement medical benefit to exclude coverage for post-65 participants. For participants under age 65, the medical coverage remains unchanged. We accounted for this change as a negative plan amendment which resulted in a reduction of our postretirement liability of $16.0 million.

Amounts recognized in the consolidated balance sheets included in these financial statements were as follows (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	$—	$—	$(568)	$(658)
Long-term pension and benefit cost	(43,862)	(55,597)	(23,218)	(12,537)
	(43,862)	(55,597)	(23,786)	(13,195)
Accumulated other comprehensive loss:
Net actuarial loss	42,451	51,899	7,688	11,418
Prior service cost (credit)	647	340	(424)	(14,473)
	43,098	52,239	7,264	(3,055)
Net amount recognized in consolidated balance sheet	$(764)	$(3,358)	$(16,522)	$(16,250)

Net periodic benefit expense for the years ended December 31, 2010, 2011 and 2012 were as follows (in thousands):

	Pension Benefits			Other Postretirement Benefits
	2010	2011	2012	2010	2011	2012
Components of net periodic pension and postretirement benefit expense:
Service cost	$6,720	$9,628	$12,222	$319	$430	$396
Interest cost	3,341	4,343	4,862	992	999	821
Expected return on plan assets	(3,552)	(4,357)	(5,066)	—	—	—
Amortization of prior service cost (credit)	307	307	307	(851)	(851)	(1,971)
Amortization of actuarial loss	517	1,424	3,605	133	167	1,021
Settlement cost	—	70	—	—	—	—
Net periodic expense	$7,333	$11,415	$15,930	$593	$745	$267

Other changes in plan assets and benefit obligations recognized in other comprehensive loss during 2011 and 2012 were as follows (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net actuarial loss	$33,108	$13,053	$3,950	$4,751
Plan amendment	—	—	—	(16,020)
Amortization of actuarial loss	(1,424)	(3,605)	(167)	(1,021)
Amortization of prior service credit (cost)	(307)	(307)	851	1,971
Recognition of settlement cost	(70)	—	—	—
Total recognized in other comprehensive loss	31,307	9,141	4,634	(10,319)
Net periodic expense	11,415	15,930	745	267
Total recognized in net periodic benefit cost and other comprehensive loss	$42,722	$25,071	$5,379	$(10,052)

We match our employees' qualifying contributions to our defined contribution plan, resulting in expense to us. Expenses related to the defined contribution plan were $5.9 million, $6.2 million and $6.5 million in 2010, 2011 and 2012, respectively.

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from AOCL into net periodic benefit cost in 2013 are $4.1 million and $0.3 million, respectively. The estimated net actuarial loss and prior service credit for the other defined benefit postretirement plan that will be amortized from AOCL into net periodic benefit cost in 2013 are $1.2 million and $(3.7) million, respectively.

The weighted-average rate assumptions used to determine benefit obligations as of December 31, 2011 and 2012 were as follows:

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Discount rate—Salaried plan	4.39%	4.00%	n/a	n/a
Discount rate—USW plan	4.00%	3.39%	n/a	n/a
Discount rate—IUOE plan	4.37%	3.99%	n/a	n/a
Discount rate—Other Postretirement Benefits	n/a	n/a	4.38%	3.58%
Rate of compensation increase—Salaried plan	5.00%	5.00%	n/a	n/a
Rate of compensation increase—USW plan	4.50%	3.50%	n/a	n/a
Rate of compensation increase—IUOE plan	5.00%	5.00%	n/a	n/a

The weighted-average rate assumptions used to determine net pension and other postretirement benefit expense for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Pension Benefits			Other Postretirement Benefits
	2010	2011	2012	2010	2011	2012
Discount rate—Salaried plan	5.79%	5.54%	4.39%	n/a	n/a	n/a
Discount rate—USW plan	5.72%	5.07%	4.00%	n/a	n/a	n/a
Discount rate—IUOE plan	5.67%	5.52%	4.37%	n/a	n/a	n/a
Discount rate—Other Postretirement Benefits	n/a	n/a	n/a	5.97%	5.56%	3.75%
Rate of compensation increase—Salaried plan	5.00%	5.00%	5.00%	n/a	n/a	n/a
Rate of compensation increase—USW plan	4.50%	4.50%	3.50%	n/a	n/a	n/a
Rate of compensation increase—IUOE plan	5.00%	5.00%	5.00%	n/a	n/a	n/a
Expected rate of return on plan assets—Salaried plan	6.80%	6.80%	6.80%	n/a	n/a	n/a
Expected rate of return on plan assets—USW plan	6.80%	6.80%	6.80%	n/a	n/a	n/a
Expected rate of return on plan assets—IUOE plan	3.25%	3.25%	6.80%	n/a	n/a	n/a

The non-pension postretirement benefit plans provide for retiree contributions and contain other cost-sharing features such as deductibles and coinsurance. The accounting for these plans anticipates future cost sharing that is consistent with management's expressed intent to increase the retiree contribution rate generally in line with health care cost increases.

The annual assumed rate of increase in the health care cost trend rate for 2013 is 7.5% decreasing systematically to 4.7% by 2100 for pre-65 year-old participants. The health care cost trend rate assumption has a significant effect on the amounts reported. As of December 31, 2012, a 1.0% change in assumed health care cost trend rates would have the following effect (in thousands):

	1% Increase	1% Decrease
Change in total of service and interest cost components	$138	$110
Change in postretirement benefit obligation	$2,441	$1,942

The fair value of the pension plan assets at December 31, 2011 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(a):
Small-cap fund	$1,342	$1,342	$—	$—
Mid-cap fund	1,343	1,343	—	—
Large-cap fund	10,477	10,477	—	—
International equity fund	5,642	5,642	—	—
Fixed Income Securities(a):
Short-term bond funds	2,751	2,751	—	—
Intermediate-term bond funds	10,168	10,168	—	—
Long-term investment grade bond fund	31,474	31,474	—	—
Other:
Short-term investment fund	6,455	6,455	—	—
Group annuity contract	400	—	—	400
Fair value of plan assets	$70,052	$69,652	$—	$400

(a) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

The fair value of the pension plan assets at December 31, 2012 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(a):
Small-cap fund	$1,726	$1,726	$—	$—
Mid-cap fund	1,708	1,708	—	—
Large-cap fund	12,810	12,810	—	—
International equity fund	8,019	8,019	—	—
Fixed Income Securities(a):
Short-term bond fund	2,824	2,824	—	—
Intermediate-term bond funds	16,677	16,677	—	—
Long-term investment grade bond fund	40,370	40,370	—	—
Other:
Short-term investment fund	2,614	2,614	—	—
Group annuity contract	358	—	—	358
Fair value of plan assets	$87,106	$86,748	$—	$358

(a) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.
The group annuity contract is valued at contract value, which approximates fair value as determined by the contract provider. The balance at the end of the year represents total contributions plus interest earned less benefit payments and expenses paid. The group annuity contract is guaranteed a specified return, by the Metropolitan Life Insurance Company, based on the Barclay's Capital Aggregate Bond Fund return. The fair value measurements for the group annuity contract which used significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012 were as follows (in thousands):

	2011	2012
Beginning balance	$432	$400
Actual return on plan assets:
Relating to assets still held at the reporting date	31	16
Purchases, issuances, sales and settlements:
Settlements	(63)	(58)
Ending balance	$400	$358

The investment strategies for the various funds held as pension plan assets by asset category are as follows:

Asset Category	Fund’s Investment Strategy
Domestic Equity Securities:
Small-cap fund	Seeks to track performance of the Morgan Stanley Country Index (“MSCI”) US Small Cap 1750 Index
Mid-cap fund	Seeks to track performance of the MSCI US Mid Cap 450 Index
Large-cap fund	Seeks to track performance of the Standard & Poor’s 500 Index
International equity fund	Seeks long-term growth of capital by investing 80% of assets in international equities

Fixed Income Securities:
Short-term bond fund	Seeks current income with limited price volatility through investment in primarily high quality corporate bonds
Intermediate-term bond funds	Seeks to track performance of bond indexes representing fixed income securities having maturities greater than one year
Long-term investment grade bond fund	Seeks high and sustainable current income through investment in long-term high grade bonds

Other:
Short-term investment fund	Invests primarily in high quality commercial paper and government securities
Group annuity contract	Guarantees a specified return based on a specified index

The expected long-term rate of return on plan assets was determined by combining a review of projected returns, historical returns of portfolios with assets similar to the current portfolios of the union and non-union pension plans and target weightings of each asset classification. Our investment objective for the assets within the pension plans is to earn a return that meets or exceeds the growth of its obligations that result from interest and changes in the discount rate, while avoiding excessive risk. Defined diversification goals are set in order to reduce the risk of wide swings in the market value from year to year, or of incurring large losses that may result from concentrated positions. As a result, our plan assets have no significant concentrations of credit risk. Additionally, liquidity risks are minimized because all of the funds that the plans have invested in are publicly traded. We evaluate risks based on the potential impact of the predictability of contribution requirements, probability of under-funding, expected risk-adjusted returns and investment return volatility. Funds are invested with multiple investment managers. Our segment liabilities are calculated using rates defined by the Pension Protection Act of 2006. Investments are made so as to match the durations of the short and intermediate term liabilities. Additional investments are made to bring the overall investment allocation to 70% debt securities and 30% equity securities. The target allocation and actual weighted-average asset allocation percentages at December 31, 2011 and 2012 were as follows:

	2011		2012
	Actual(a)	Target	Actual(a)	Target
Equity securities	27%	30%	28%	30%
Debt securities	64%	67%	69%	67%
Other	9%	3%	3%	3%

(a)
Cash contributions of $9.4 million and $13.3 million were made to the pension plans during 2011 and 2012, respectively. Amounts contributed in 2011 and 2012 in excess of benefit payments made were to be invested in debt and equity securities over a twelve-month period, with the amounts that remained uninvested as of December 31, 2011 and 2012 scheduled for investment in accordance with the target. Excluding these uninvested cash amounts, the actual allocation percentages at December 31, 2011 would have been 30% equity securities and 70% debt securities and at December 31, 2012, would have been 29% equity securities and 71% debt securities. In 2013, we will invest these uninvested cash amounts to bring the total asset allocation in line with the target allocation.

As of December 31, 2012, the benefit amounts we expect to pay through December 31, 2022 were as follows (in thousands):

	Pension Benefits	Other Postretirement Benefits
2013	$4,590	$659
2014	$5,446	$663
2015	$5,053	$710
2016	$5,923	$673
2017	$8,662	$726
2018 through 2022	$50,959	$4,369

Contributions estimated to be paid into the plans in 2013 are $16.0 million and $0.7 million for the pension and other postretirement benefit plans, respectively.